Property, plant and equipment - Changes in property plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 7,738	$ 7,076
Reclassification from assets held for sale		3
Exceptional accelerated depreciation and impairment	(46)	(87)	$ (4)
Ending Balance	8,509	7,738	7,076
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,364	2,303
Ending Balance	2,519	2,364	2,303
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	3,503	3,444
Ending Balance	4,121	3,503	3,444
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	68	56
Ending Balance	72	68	56
Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	232	220
Ending Balance	234	232	220
Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		1,053
Ending Balance			1,053
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	12,055	11,434
Hyperinflation adjustment	148	25
Exchange differences	(274)	(213)
Acquisitions		28
Sale of businesses	(18)	(297)
Additions	1,546	1,464
Disposals	(283)	(391)
Transfers	0	0
Reclassification from assets held for sale		5
Reclassification from assets held for sale	145
Ending Balance	13,029	12,055	11,434
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	3,350	3,210
Hyperinflation adjustment	48	6
Exchange differences	(74)	(66)
Acquisitions		9
Sale of businesses	(1)	(42)
Additions	207	133
Disposals	(57)	(78)
Transfers	169	175
Reclassification from assets held for sale		3
Reclassification from assets held for sale	25
Ending Balance	3,617	3,350	3,210
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	6,449	6,365
Hyperinflation adjustment	70	13
Exchange differences	(123)	(138)
Acquisitions		16
Sale of businesses	(14)	(180)
Additions	383	257
Disposals	(189)	(170)
Transfers	679	286
Reclassification from assets held for sale		0
Reclassification from assets held for sale	97
Ending Balance	7,158	6,449	6,365
Cost | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	164	150
Hyperinflation adjustment	2	1
Exchange differences	(3)	0
Acquisitions		0
Sale of businesses	(3)	(5)
Additions	15	16
Disposals	(9)	(15)
Transfers	11	15
Reclassification from assets held for sale		2
Reclassification from assets held for sale	0
Ending Balance	177	164	150
Cost | Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	521	656
Hyperinflation adjustment	12	0
Exchange differences	(24)	(39)
Acquisitions		3
Sale of businesses	0	(66)
Additions	30	60
Disposals	(19)	(126)
Transfers	13	33
Reclassification from assets held for sale		0
Reclassification from assets held for sale	19
Ending Balance	514	521	656
Cost | Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,571	1,053
Hyperinflation adjustment	16	5
Exchange differences	(50)	30
Acquisitions		0
Sale of businesses	0	(4)
Additions	911	998
Disposals	(9)	(2)
Transfers	(872)	(509)
Reclassification from assets held for sale		0
Reclassification from assets held for sale	4
Ending Balance	1,563	1,571	1,053
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(4,317)	(4,358)
Exchange differences	107	125
Sale of businesses	17	165
Disposals	228	368
Reclassification from assets held for sale		(1)
Depreciation, property, plant and equipment	(600)	(529)
Exceptional accelerated depreciation and impairment	(46)	(87)
Reclassification from assets held for sale	(91)
Ending Balance	(4,520)	(4,317)	(4,358)
Depreciation | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(986)	(907)
Exchange differences	20	8
Sale of businesses	1	26
Disposals	43	75
Reclassification from assets held for sale		0
Depreciation, property, plant and equipment	(175)	(150)
Exceptional accelerated depreciation and impairment	(9)	(38)
Reclassification from assets held for sale	(8)
Ending Balance	(1,098)	(986)	(907)
Depreciation | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,946)	(2,921)
Exchange differences	69	95
Sale of businesses	13	96
Disposals	156	156
Reclassification from assets held for sale		0
Depreciation, property, plant and equipment	(365)	(323)
Exceptional accelerated depreciation and impairment	(36)	(49)
Reclassification from assets held for sale	(72)
Ending Balance	(3,037)	(2,946)	(2,921)
Depreciation | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(96)	(94)
Exchange differences	3	0
Sale of businesses	3	2
Disposals	9	13
Reclassification from assets held for sale		(1)
Depreciation, property, plant and equipment	(23)	(16)
Exceptional accelerated depreciation and impairment	(1)	0
Reclassification from assets held for sale	0
Ending Balance	(105)	(96)	(94)
Depreciation | Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(289)	(436)
Exchange differences	15	22
Sale of businesses	0	41
Disposals	20	124
Reclassification from assets held for sale		0
Depreciation, property, plant and equipment	(37)	(40)
Exceptional accelerated depreciation and impairment	0	0
Reclassification from assets held for sale	(11)
Ending Balance	$ (280)	$ (289)	$ (436)